Liability under insurance contracts and reinsurance contracts - Summary of Changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities) (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	₩ 184,754
Beginning balance, Reinsurance contract liabilities	98,063
Reinsurance revenue	3,364,322	₩ 3,116,553	₩ 2,899,599
Reinsurance finance income and expense, Other comprehensive income	(211,733)	(2,073)	(28,283)
Reinsurance finance income and expense	(1,191,195)	(99,439)	(516,097)
Ending balance, Reinsurance contract assets	603,442	184,754
Ending balance, Reinsurance contract liabilities	56,378	98,063
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue, Incurred reinsurance claims	1,759,178	1,655,435	1,573,969
Reinsurance revenue-Changes in liabilities for incurred claims	185,968	130,423	116,545
Reinsurance revenue, Other	(18,265)	(17,984)	(7,479)
Reinsurance revenue	3,262,380	3,051,999	2,859,958
Reinsurance service expense	2,201,439	2,055,165
Recovery of investment elements and reinsurance premiums	(4,693,623)	(4,941,397)
Reinsurance finance income and expense	1,103,938	4,950,718
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	7,797,683	6,897,049
Cash flow for the period	(705,050)	(1,221,006)
Other increases (decreases)	(133)	(9)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense	413,088	332,203
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense	1,045,891	4,823,422
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	7,797,683	6,897,049
Cash flow for the period	5,728,901	5,304,237
Other increases (decreases)	30	(3)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense	(14,152)	47,812
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense	(4,478)	60,060
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(160)	(6)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	107,689	62,814
Beginning balance, Reinsurance contract liabilities	(98,058)	(93,162)
Beginning balance, Net reinsurance contract assets (liabilities)	9,631	(30,348)
Reinsurance revenue, Incurred reinsurance claims	185,015	89,856
Reinsurance revenue-Changes in liabilities for incurred claims	(34,225)	(29,334)
Reinsurance revenue, Other	14,184	(7,381)
Reinsurance revenue	164,974	53,141
Reinsurance service expense, Fair value method	(68,563)	(28,839)
Reinsurance service expense, other	(81,875)	(28,514)
Reinsurance service expense	(150,438)	(57,353)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	10,882	62
Reinsurance finance income and expense, Other comprehensive income	(211,709)	(2,091)
Reinsurance finance income and expense	(200,827)	(2,029)
Cash flow for the period, Reinsurance premium paid	969,789	221,033
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(130,014)	(33,580)
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	(225,026)	(140,620)
Cash flow for the period	614,749	46,833
Other increases (decreases)	0	(613)
Ending balance, Reinsurance contract assets	494,467	107,689	62,814
Ending balance, Reinsurance contract liabilities	(56,378)	(98,058)	(93,162)
Ending balance, Net reinsurance contract assets (liabilities)	438,089	9,631	(30,348)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	47,331	19,436
Beginning balance, Reinsurance contract liabilities	(153,155)	(143,204)
Beginning balance, Net reinsurance contract assets (liabilities)	(105,824)	(123,768)
Reinsurance revenue, Incurred reinsurance claims	0	0
Reinsurance revenue-Changes in liabilities for incurred claims	0	0
Reinsurance revenue, Other	60	10
Reinsurance revenue	60	10
Reinsurance service expense, Fair value method	(68,563)	(28,839)
Reinsurance service expense, other	(81,875)	(28,514)
Reinsurance service expense	(150,438)	(57,353)
Recovery of investment elements and reinsurance premiums	(249,075)	(143,510)
Reinsurance finance income and expense, profit or loss	9,055	(1,350)
Reinsurance finance income and expense, Other comprehensive income	(211,893)	(2,685)
Reinsurance finance income and expense	(202,838)	(4,035)
Cash flow for the period, Reinsurance premium paid	969,789	221,033
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	21,694	2,348
Cash flow for the period	991,483	223,381
Other increases (decreases)	(119)	(549)
Ending balance, Reinsurance contract assets	433,672	47,331	19,436
Ending balance, Reinsurance contract liabilities	(150,423)	(153,155)	(143,204)
Ending balance, Net reinsurance contract assets (liabilities)	283,249	(105,824)	(123,768)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	3,806	5,055
Beginning balance, Reinsurance contract liabilities	17,187	23,112
Beginning balance, Net reinsurance contract assets (liabilities)	20,993	28,167
Reinsurance revenue, Incurred reinsurance claims	0	0
Reinsurance revenue-Changes in liabilities for incurred claims	0	0
Reinsurance revenue, Other	14,124	(7,391)
Reinsurance revenue	14,124	(7,391)
Reinsurance service expense, Fair value method	0	0
Reinsurance service expense, other	0	0
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	(4)	37
Reinsurance finance income and expense, Other comprehensive income	13	244
Reinsurance finance income and expense	9	281
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	119	(64)
Ending balance, Reinsurance contract assets	3,922	3,806	5,055
Ending balance, Reinsurance contract liabilities	31,323	17,187	23,112
Ending balance, Net reinsurance contract assets (liabilities)	35,245	20,993	28,167
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Incurred claim component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	56,552	38,323
Beginning balance, Reinsurance contract liabilities	37,910	26,930
Beginning balance, Net reinsurance contract assets (liabilities)	94,462	65,253
Reinsurance revenue, Incurred reinsurance claims	185,015	89,856
Reinsurance revenue-Changes in liabilities for incurred claims	(34,225)	(29,334)
Reinsurance revenue, Other	0	0
Reinsurance revenue	150,790	60,522
Reinsurance service expense, Fair value method	0	0
Reinsurance service expense, other	0	0
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	249,075	143,510
Reinsurance finance income and expense, profit or loss	1,831	1,375
Reinsurance finance income and expense, Other comprehensive income	171	350
Reinsurance finance income and expense	2,002	1,725
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(130,014)	(33,580)
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	(246,720)	(142,968)
Cash flow for the period	(376,734)	(176,548)
Other increases (decreases)	0	0
Ending balance, Reinsurance contract assets	56,873	56,552	38,323
Ending balance, Reinsurance contract liabilities	62,722	37,910	26,930
Ending balance, Net reinsurance contract assets (liabilities)	₩ 119,595	₩ 94,462	₩ 65,253